Short-term loan (Narrative) (Details) - Large Scale Investments Limited [Member] - CAD ($)	1 Months Ended		12 Months Ended
	Jun. 28, 2019	Jun. 25, 2019	Mar. 31, 2021
Disclosure of detailed information about borrowings [line items]
Maximum principal amount available under Loan			$ 1,500,000
Borrowings, interest rate basis			The Loan bore interest at 18% per annum on the amount drawn, and 3% per annum on the undrawn portion.
Loan amount offset		$ 1,436,629
Repayment of principal amount	$ 63,371
Accrued interest	$ 107,173